Share Capital - Summary of Shares Issued (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance,(Post-Merger) | $	$ 1,806
Ending Balance | $	$ 16,740	$ 1,806
Potash Corp [member] | Post- Merger [member]
Disclosure of classes of share capital [line items]
Conversion ratio	0.40
Shares converted to Nutrien shares	6,868,262
Agrium Inc [member] | Post- Merger [member]
Disclosure of classes of share capital [line items]
Conversion ratio	2.23
Shares converted to Nutrien shares	3,079,321
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance,(Post-Merger) | $	$ 17,704
Issued under option plans and share-settled plans | $	34
Repurchased | $	(998)
Ending Balance | $	$ 16,740	$ 17,704
Share Capital [member] | Post- Merger [member]
Disclosure of classes of share capital [line items]
Beginning Balance	644,197,473
Issued under option plans and share-settled plans	670,201
Repurchased	(36,332,197)
Ending Balance	608,535,477	644,197,473
Fractional shares cancelled		(1,399)
Share Capital [member] | Potash Corp [member]
Disclosure of classes of share capital [line items]
Shares converted to Nutrien shares | $		$ 1,806
Share Capital [member] | Potash Corp [member] | Pre- Merger [member]
Disclosure of classes of share capital [line items]
Beginning Balance	840,223,041
Ending Balance		840,223,041
Conversion ratio		0.40
Share Capital [member] | Potash Corp [member] | Post- Merger [member]
Disclosure of classes of share capital [line items]
Shares converted to Nutrien shares		336,089,216
Share Capital [member] | Agrium Inc [member]
Disclosure of classes of share capital [line items]
Shares converted to Nutrien shares | $		$ 15,898
Share Capital [member] | Agrium Inc [member] | Pre- Merger [member]
Disclosure of classes of share capital [line items]
Beginning Balance	138,165,765
Ending Balance		138,165,765
Conversion ratio		2.23
Share Capital [member] | Agrium Inc [member] | Post- Merger [member]
Disclosure of classes of share capital [line items]
Shares converted to Nutrien shares		308,109,656